UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

                  Investment Company Act file number 811-21600

                   Scudder Global Commodities Stock Fund, Inc.
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190
                                                    --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------------


Scudder Global Commodities Stock Fund, Inc.

                                                                   Shares      Value ($)
                                                        ---------------------------------

-----------------------------------------------------------------------------------------
    Common Stocks 77.3%
-----------------------------------------------------------------------------------------

Australia 2.4%
Orica Ltd.                                                          224,100     3,588,873
Rinker Group Ltd.                                                   494,400     6,251,150
Rio Tinto Ltd.                                                       46,975     2,118,581
                                                                              -----------
(Cost $10,683,007)                                                             11,958,604

Brazil 1.2%
Companhia Vale do Rio Doce (ADR)  (Cost $3,265,731)                 141,700     6,214,962

Canada 7.1%
Barrick Gold Corp.                                                  151,700     4,397,669
EnCana Corp.                                                        139,300     8,130,327
NOVA Chemicals Corp.                                                113,800     4,184,903
Placer Dome, Inc.                                                   191,300     3,273,081
Suncor Energy, Inc.                                                  99,700     6,039,461
Talisman Energy, Inc.                                                73,500     3,596,284
Ultra Petroleum Corp.*                                               98,400     5,596,992
                                                                              -----------
(Cost $25,652,190)                                                             35,218,717

China 0.9%
China Petroleum & Chemical Corp. "H"                              5,942,000     2,719,241
Sinopec Zhenhai Refining & Chemical Co., Ltd. "H"                 1,720,000     1,884,664
                                                                              -----------
(Cost $4,192,697)                                                 4,603,905

Finland 0.4%
Neste Oil Oyj*  (Cost $942,828)                                      48,300     1,789,661

France 5.2%
Compagnie de Saint-Gobain                                            56,282     3,237,370
Lafarge SA                                                           62,081     5,461,599
Total SA                                                             63,780    17,408,113
                                                                              -----------
(Cost $24,020,859)                                                             26,107,082

Germany 1.9%
BASF AG  (Cost $7,284,497)                                          128,459     9,649,273

Japan 1.4%
Nippon Steel Corp.  (Cost $4,330,600)                             1,909,000     7,163,795

Korea 1.2%
POSCO                                                                 9,240     2,072,027
S-Oil Corp.                                                          47,500     3,891,950
                                                                              -----------
(Cost $5,423,304)                                                               5,963,977

Luxembourg 1.2%
Arcelor  (Cost $5,045,250)                                          253,677     5,932,995

Netherlands 2.7%
Chicago Bridge & Iron Co., NV (New York Shares)                     121,900     3,789,871
Royal Dutch Shell PLC "A"                                           286,645     9,464,745
                                                                              -----------
(Cost $12,965,506)                                                             13,254,616

Norway 1.1%
Statoil ASA (ADR)  (Cost $4,757,981)                                216,400     5,342,916

South Africa 0.4%
Sappi Ltd. (ADR)  (Cost $1,562,218)                                 156,300     1,842,777

Taiwan 0.6%
Formosa Chemicals & Fibre Corp.  (Cost $3,618,627)                1,852,900     2,797,315

Thailand 0.4%
Thai Olefins PCL (Foreign Registered)  (Cost $2,749,244)          1,451,700     2,263,584

United Kingdom 10.7%
Anglo American Capital PLC                                          298,346     8,893,159
BHP Billiton PLC                                                  1,148,694    18,558,759
BP PLC                                                            1,156,620    13,739,705
Rio Tinto PLC                                                       305,401    12,486,278
                                                                              -----------
(Cost $39,357,319)                                                             53,677,901

United States 38.5%
Air Products & Chemicals, Inc.                                       89,200     4,918,488
Amerada Hess Corp.                                                   45,700     6,283,750
Apache Corp.                                                         99,900     7,514,478
Chevron Corp.                                                       146,200     9,463,526
Dow Chemical Co.                                                    360,300    15,013,701
ENSCO International, Inc.                                           120,900     5,632,731
ExxonMobil Corp.                                                    475,200    30,194,208
FMC Technologies, Inc.*                                              53,300     2,244,463
Georgia-Pacific Corp.                                               131,800     4,489,108
GlobalSantaFe Corp.                                                 104,600     4,771,852
Halliburton Co.                                                     120,700     8,270,364
Holly Corp.                                                          80,000     5,118,400
Joy Global, Inc.                                                     86,700     4,374,882
Lyondell Chemical Co.                                               150,000     4,293,000
Monsanto Co.                                                        201,000    12,612,750
Newmont Mining Corp. (CDI)                                          203,300     9,589,661
Occidental Petroleum Corp.                                           71,400     6,099,702
Overseas Shipholding Group, Inc.                                     60,700     3,540,631
Packaging Corp. of America                                          175,700     3,410,337
Peabody Energy Corp.                                                 90,600     7,642,110
PPG Industries, Inc.                                                 75,600     4,474,764
Schlumberger Ltd.                                                    82,200     6,936,036
Sunoco, Inc.                                                         52,200     4,082,040
Temple-Inland, Inc.                                                 109,800     4,485,330
Tesoro Corp.                                                         43,400     2,918,216
Valero Energy Corp.                                                  30,400     3,437,024
Weatherford International Ltd.*                                      69,600     4,778,736
Weyerhaeuser Co.                                                     80,100     5,506,875
                                                                              -----------
(Cost $152,861,411)                                                           192,097,163
-----------------------------------------------------------------------------------------
Total Common Stocks (Cost $308,713,267)                                       385,879,243

-----------------------------------------------------------------------------------------
    Preferred Stocks 0.9%
-----------------------------------------------------------------------------------------

Brazil
Usinas Siderurgicas de Minas Gerais SA "A"  (Cost $3,210,281)       202,900     4,721,778

-----------------------------------------------------------------------------------------
    Investment Funds 0.8%
-----------------------------------------------------------------------------------------
streetTRACKS Gold Trust*  (Cost $3,848,477)                          83,400     3,894,780

                                                                   Principal
                                                                   Amount ($)   Value ($)
                                                        ---------------------------------

-----------------------------------------------------------------------------------------
    US Treasury Obligations 0.1%
-----------------------------------------------------------------------------------------

US Treasury Bill , 3.257%**, 10/20/2005 (a) (Cost $249,578)         250,000       249,578

-----------------------------------------------------------------------------------------
    Commodities Linked/Structured Notes 9.9%
-----------------------------------------------------------------------------------------

AIG-FP Structured Finance Ltd., GSCI 3X, 144A, 2.77%,              7,112,000   15,795,752
 12/15/2005 (b)
Cargill GSCI Note 3X, 144A:
    2.289%,  10/7/2005   (b)                                      16,000,000   27,920,199
    3.912%, 7/28/2006 (b)                                          3,800,000    5,854,848
 -----------------------------------------------------------------------------------------
Total Commodities Linked/Structured Notes (Cost $26,912,000)                   49,570,799

                                                                   Contracts    Value ($)
                                                               --------------------------

-----------------------------------------------------------------------------------------
    Put Options Purchased 0.1%
-----------------------------------------------------------------------------------------

WTI Crude Fort (Nymex), Expiring 12/17/2005, Strike Price $50          770        77,000
WTI Crude Fort (Nymex), Expiring 12/17/2005, Strike Price $61          166       244,020
-----------------------------------------------------------------------------------------
Total Put Options Purchased (Cost $561,359)                                      321,020

                                                                     Shares     Value ($)
                                                        ---------------------------------

-----------------------------------------------------------------------------------------
    Cash Equivalents 9.4%
-----------------------------------------------------------------------------------------

Scudder Cash Management QP Trust, 3.74%  (c) (d)                 47,147,612   47,147,612
  (Cost $47,147,612)
                                                                     % of
                                                               Net Assets      Value ($)
                                                         --------------------------------
Total Investment Portfolio (Cost $ 390,642,576)                      98.5     491,784,810
Other Assets and Liabilities, Net                                     1.5       7,362,765
-----------------------------------------------------------------------------------------
Net Assets                                                          100.0     499,147,575

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) At September 30, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(b) Security is linked to the Goldman Sachs Commodity Index (GSCI). The index is a composite of commodity sector returns, representing an unleveraged, long-only investments in commodities futures that is broadly diversified across the spectrum of commodities.

(c) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of this security represents collateral held in connection with structured notes.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CDI:   Chess Depositary Interests

GCSI: Goldman Sachs Commodities Index





As of September 30, 2005, open future contracts sold short were as follows:

                                                  Aggregated
                   Expiration                        Face                                    Unrealized
    Futures           Date        Contracts         Value ($)           Value ($)           Depreciation ($)
 ----------------------------------------------------------------------------------------------------------

Goldman Sachs
Commodity
Index              10/17/2005            78         8,550,417             9,165,000             (614,583)

-----------------------------------------------------------------------------------------------------------

At September 30, 2005, the Scudder Global Commodities Stock Fund had the following Sector diversification:
                                                               As a % of
Sector                         Market Value ($)              Common Stock
--------------------------------------------------------------------------
Energy                             198,532,326                     51.4%
Materials                          175,944,794                     45.6%
Industrials                         11,402,123                      3.0%
                            --------------------        ------------------
Total Common Stocks                385,879,243                      100%
                            --------------------        ------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Global Commodities Stock Fund, Inc.


By:                                 /s/Vincent J. Esposito
                                    -----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Global Commodities Stock Fund, Inc.


By:                                 /s/Vincent J. Esposito
                                    -----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    -----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005